787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

June 24, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                               Credit Suisse Opportunity Funds

                                                Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Credit Suisse Opportunity Funds (the “Trust”), and pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Trust’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by Credit Suisse High Income Fund (the “Fund”), a series of the Trust, of all of the assets and liabilities of Credit Suisse High Yield Fund, Inc., in exchange for Common Class shares of the Fund.

Pursuant to Rule 488, the Registration Statement designates an effective date of July 26, 2010.  Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8138.

Sincerely,

/s/Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:	J. Kevin Gao, Credit Suisse Asset Management, LLC
Rose F. DiMartino, Willkie Farr & Gallagher LLP

NEW YORK WASHINGTON PARIS LONDON MILAN ROME FRANKFURT BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh